Share based Compensation - 2016 Issuance - Additional Information (Detail) - € / shares	Sep. 20, 2017	Feb. 27, 2017	Feb. 22, 2017	Sep. 09, 2016	Feb. 24, 2016	Feb. 14, 2016	Sep. 14, 2015	Mar. 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Granted	629,000		527,061	0	429,479		233,000
Warrant vesting period	3 years		3 years			3 years
Warrants Term	7 years		7 years		7 years		7 years	7 years
After One Year [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	28.00%		28.00%			28.00%
After One Year The Remaining [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quarterly vesting basis			9.00%			9.00%
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants exercise price			€ 12.33		€ 12.02			€ 0.0998
Warrant vesting period								4 years
Warrants [member] | After One Year [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								25.00%
Warrants [member] | After One Year The Remaining [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								75.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum warrant Issuance	670,000		740,000	320,000	590,000		290,000
Warrants Expiration Date	Sep. 19, 2022	Mar. 21, 2022			Feb. 23, 2023		Sep. 13, 2022	Mar. 15, 2022
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Expiration Date	Jan. 01, 2021	Jan. 01, 2021			Jan. 01, 2020		Jan. 01, 2019	Jan. 01, 2019